Commitments	11 Months Ended
Dec. 31, 2019
Fixed Assets Purchase Commitments [Abstract]
Commitments
Commitments
Fixed asset purchase commitments
At December 31, 2019, the Group had no capital commitments (January 31, 2019: nil).
Other commitments
The Group enters into contracts in the normal course of business with contract research organizations to assist in the performance of research and development activities and other services and products for operating purposes. These contracts generally provide for termination on notice, and therefore are cancelable contracts and are not required to be disclosed.